Financial Instruments - Summary of Financial Instruments Measured at Fair Value (Detail)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Other Investments- Equity Securities [Member] | FVTPL [Member]
Disclosure of detailed information about financial instruments [line items]
Valuation technique	Market comparison technique: The valuation model is based on market multiple derived from quoted prices of companies comparable to the investee.	Market comparison technique: The valuation model is based on market multiple derived from quoted prices of companies comparable to the investee.
Significant unobservable inputs	Net revenue multiple: 3.7 - 4.8 (March 31, 2024: 3.7 - 4.8)
Inter- relationship between significant unobservable inputs and fair value measurement	The estimated fair value would increase (decrease) if: – the net revenue multiple was higher (lower)	The estimated fair value would increase (decrease) if: – the net revenue multiple was higher (lower)
Other Liabilities Related to Business Combinations [Member] | Simplotel [Member]
Disclosure of detailed information about financial instruments [line items]
Valuation technique	Monte Carlo Simulation (MCS): The valuation model incorporates assumptions as to volatility, risk free interest rate, discount rate, revenue and earnings before interest, tax, depreciation and amortisation (EBITDA).	Monte Carlo Simulation (MCS): The valuation model incorporates assumptions as to volatility, risk free interest rate, discount rate, revenue and earnings before interest, tax, depreciation and amortisation (EBITDA).
Significant unobservable inputs	Volatility: 23.2% - 48.0% (March 31, 2024: 23.8% - 53.5%)Risk free interest rate: 6.60% (March 31, 2024: 7.13%)Discount rate: 13.3% - 19% (March 31, 2024: 22.0%)Revenue for 12 months ended September 30, 2025 - USD 3,054 (March 31, 2024: USD 4,907)EBITDA (loss) for 12 months ended September 30, 2025 - USD 385 (March 31, 2024: USD (265))
Inter- relationship between significant unobservable inputs and fair value measurement	The estimated fair value would increase (decrease) if: – the volatility was higher (lower)– the risk free interest rate was lower (higher)– the discount rate was lower (higher)– the revenue was higher (lower)– the EBITDA was higher (lower)	The estimated fair value would increase (decrease) if: – the volatility was higher (lower)– the risk free interest rate was lower (higher)– the discount rate was lower (higher)– the revenue was higher (lower)– the EBITDA was higher (lower)
Other Liabilities Related to Business Combinations [Member] | Savaari [Member]
Disclosure of detailed information about financial instruments [line items]
Valuation technique	Monte Carlo Simulation (MCS): The valuation model incorporates assumptions as to volatility, risk free interest rate, discount rate, net revenue, servicing margin, profit before tax and certain financial parameters.	Monte Carlo Simulation (MCS): The valuation model incorporates assumptions as to volatility, risk free interest rate, discount rate, net revenue, servicing margin, profit before tax and certain financial parameters.
Significant unobservable inputs	Volatility: 22.3% - 40.5% (March 31, 2024: 31.2% - 45.0%)Risk free interest rate: 6.55% (March 31, 2024: 7.17%)Discount rate: 17.4%-25.0% (March 31, 2024: 17.0%-20.8%)Net revenue - USD 9,217 - USD 14,575 (March 31, 2024: USD 6,361 - USD 9,674)Servicing margin - USD 1,424 - USD 2,199 (March 31, 2024: USD 1,790 - USD 2,648)Profit before tax - USD 2,124 - USD 4,345 (March 31, 2024: USD 1,037 - USD 2,434)Financial parameters - USD 4,549 - USD 6,656 (March 31, 2024: USD 4,883 - USD 7,064)
Inter- relationship between significant unobservable inputs and fair value measurement	The estimated fair value would increase (decrease) if: – the volatility was lower (higher)– the risk free interest rate was lower (higher)– the discount rate was lower (higher)– the net revenue was higher (lower)– the servicing margin was higher (lower)– the profit before tax was higher (lower)– the financial parameters were higher (lower)	The estimated fair value would increase (decrease) if: – the volatility was lower (higher)– the risk free interest rate was lower (higher)– the discount rate was lower (higher)– the net revenue was higher (lower)– the servicing margin was higher (lower)– the profit before tax was higher (lower)– the financial parameters were higher (lower)